Organization and Principal Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Organization and principal activities [Abstract]
Settle obligations Of VIEs amounting	$ 3.8	$ 3.8